Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision (Benefit)

The following summarizes the Company’s income tax provision (benefit):

	For the Years Ended December 31,
	2019	2018
Federal:
Current	$-	$-
Deferred	(1,449,778)	(1,710,997)

State and local:
Current	-	-
Deferred	(483,259)	(570,332)
	(1,933,037)	(2,281,329)
Change in valuation allowance	1,933,037	2,281,329
Income tax provision (benefit)	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective tax rate for the year’s ended December 31, 2019 and 2018 is as follows:

	For the Years Ended December 31,
	2019	2018
Tax benefit at federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(7.0)%	(7.0)%
Permanent differences	0.5%	11.4%
True up adjustments	2.1%	(0.9)%
Change in valuation allowance	25.4%	17.5%
Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets at December 31, 2019 and 2018 are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$7,329,760	$5,298,599
Research and development credit carryforwards	185,680	185,680
Intangible assets	309,865	152,109
Operating lease liability	239,857	-
Property and equipment	-	30,957
Stock-based compensation	329,136	526,945
Deferred rent	-	6,292
Impairment loss	136,612	136,612
Total gross deferred tax assets	8,530,910	6,337,194
Deferred tax liabilities
Operating lease asset	(231,391)	-
Property and equipment	(29,289)	-
Total net deferred tax assets	8,270,230	6,337,194
Less: valuation allowance	(8,270,230)	(6,337,194)
Total	$-	$-